INVESTMENTS, DEBT AND DERIVATIVES - Impact of hedge accounting on equity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of risk management strategy related to hedge accounting [line items]
Equity at beginning of period	$ 1,071	$ 767	$ 1,505
Other comprehensive loss	(172)	(617)	(453)
Transfer from OCI to income statement on disposal of subsidiary	(36)	3,414	558
Equity at end of period	1,257	1,071	767
Reserve of exchange differences on translation
Disclosure of risk management strategy related to hedge accounting [line items]
Equity at beginning of period	(5,990)	(8,808)	(8,933)
Transfer from OCI to income statement on disposal of subsidiary		3,384
Reclassification of net investment hedge		30
Other comprehensive loss	(147)	(596)	(437)
Transfer from OCI to income statement on disposal of subsidiary	(36)	3,414	558
Equity at end of period	$ (6,173)	$ (5,990)	$ (8,808)